INCOME TAXES (Details - Provision for income tax) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024
Income Tax Disclosure [Abstract]
Current operations			$ 95,022		$ 43,707
Less: Utilization of NOL carry-forward			(9,178)		0
Less: valuation allowance			0		(43,707)
Net provision for federal income taxes	$ 50,347	$ (0)	$ 85,844	$ (0)	$ 0